Investment in Associates (Details)									12 Months Ended
	Mar. 11, 2024 USD ($)	Nov. 25, 2023 USD ($)	Feb. 17, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 10, 2022 USD ($)	Nov. 29, 2020 USD ($)	May 15, 2020 USD ($) shares	May 15, 2020 ₪ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Investment in Associates [Line Items]
Ownership percentage							46.00%
Percentage of issued and outstanding share capital							35.00%
Fair market value							$ 351,000
Transaction costs							$ 51,000
Investment from shareholders						$ 30,000
Issued and outstanding shares percentage						1.00%
Fair value of Investment
Initial investment amount					$ 700,000
Ownership percentage									4.99%
Additional installment		$ 600,000
Installment paid	$ 600	$ 600,000
Equity losses from the investment									$ 210,000	$ 109,000
Initial investment amount					700,000
Bottom of range [member]
Investment in Associates [Line Items]
Ownership percentage		41.92%
Ownership percentage		41.92%
Top of range [member]
Investment in Associates [Line Items]
Ownership percentage		52.73%
Ownership percentage		52.73%
Evero [Member]
Investment in Associates [Line Items]
Ordinary shares sold (in Shares) | shares							5,952,469	5,952,469
Ordinary shares par value (in New Shekels per share) | ₪ / shares								₪ 0.01
Percentage of issued and outstanding share capital							15.00%
Duly executed share transfer deed for ordinary shares (in Shares) | shares									9,577
Additional investment									$ 600
Capital Point [Member]
Investment in Associates [Line Items]
Ordinary shares sold (in Shares) | shares							176,470	176,470
Ordinary shares par value (in New Shekels per share) | ₪ / shares								₪ 1
Coeruleus [Member]
Investment in Associates [Line Items]
Percentage of issued and outstanding share capital							11.00%
MitoCare X Bio Ltd [Member]
Investment in Associates [Line Items]
Additional investment					$ 1,000,000
Ownership percentage					50.01%
Additional investment					$ 1,000,000
MitoCare X Bio Ltd [Member] | Bottom of range [member]
Investment in Associates [Line Items]
Ownership percentage			31.48%
Ownership percentage			31.48%
MitoCare X Bio Ltd [Member] | Top of range [member]
Investment in Associates [Line Items]
Ownership percentage			41.92%
Ownership percentage			41.92%
MitoCareX [Member]
Investment in Associates [Line Items]
Initial investment amount				$ 700,000
Additional investment		$ 600,000	$ 400,000
Outstanding shares										31.48%
Equity losses from the investment									210,000	$ 109,000
Initial investment amount				$ 700,000
Additional investment		$ 600,000	$ 400,000
Ownership percentage										31.48%
Equity losses from the investment											$ 185	$ 98
Capital Point Warrant [Member]
Investment in Associates [Line Items]
Purchase of ordinary shares									$ 340,000